ACQUISITION OF DYNAMIC INDONESIA HOLDINGS LIMITED (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2022
SCHEDULE OF PURCHASE PRICE OF ACQUISITION

The allocation of the purchase price as of the date of acquisition is summarized as follows:

US$
Net assets acquired (i)	(1,510,899)
Goodwill (Note 3) (ii)	7,771,855
Non-controlling interests (iii)	(3,931,441)
Total	2,329,515

Total purchase price is comprised of:
Cash consideration	200,000
Fair value of previously held equity interests	2,129,515
2,329,515

SCHEDULE OF ACQUISITION OF CONSOLIDATED STATEMENTS OF OPERATIONS

The following amounts of the acquiree since the acquisition date are included in the December 2022 consolidated statement of operations. Comparable information for 2021 is not available.

2022
US$
Revenue	10,110,839
Loss after tax	(498,424)

SCHEDULE OF RELATED PARTY TRANSACTIONS
	Years ended December 31,
	2022	2021
	US$	US$
Sino Dynamic Solutions Limited
Purchase of intangible assets	-	3,599,144
Support and maintenance costs	919,404	926,156

SCHEDULE OF RELATED PARTY TRANSACTIONS

	December 31,
	2022	2021
	US$	US$
Amounts due from related parties
PT Walletku Indompet Indonesia	-	1,280,488
Sino Dynamic Solutions Limited	4,382,762	965,843
Others	100,466	644,955
	4,483,228	2,891,286

Amounts due to related parties
Regal Planet Limited	49,079,276	47,545,616
Sino Dynamic Solutions Limited	1,245,564
Mr. Alexander Kong	114,508	1,669,823
Ripple Lab Inc.	32,310,978
Others	1,006,991	2,949,956
	83,757,317	52,165,395